Note 8 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of expenses [text block]
	Year Ended December 31,
	2019	2018
Corporate administration	$5,202	$5,552
Salaries and benefits	13,797	10,412
Audit, legal and professional fees	4,943	3,421
Filing and listing fees	429	449
Directors fees and expenses	793	739
Depreciation	1,636	855
	$26,800	$21,428